Shareholder Fees - FidelityEquityDividendIncomeFund-KPRO	Jan. 29, 2024 USD ($)
FidelityEquityDividendIncomeFund-KPRO | Fidelity Equity Dividend Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none